GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 62,425,070	$ 47,823,563	$ 36,825,634
Working capital	735,525	1,268,097
Cash	$ 1,182,248	$ 4,072,339